Goodwill and Intangible Assets, Net (Details) - Schedule of Changes in Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Goodwill [Abstract]
Goodwill – beginning of period	$ 50,090	$ 632
Goodwill acquired during period	4,368	49,458
Goodwill purchase accounting adjustment	289
Goodwill impairment loss	(54,747)
Goodwill – end of period		$ 50,090